Discontinued Operations and Disposal Groups IFVO (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 680,589	$ 669,417	$ 670,346
Disposal Group, Including Discontinued Operation, Cost of Goods and Services Sold	(28,190)	(17,394)	(21,387)
Disposal Group, Including Discontinued Operation, Operating Expense	(200,917)	(188,251)	(177,141)
Disposal Group, Including Disposal Operation, Operating Lease , Expense	(23,487)	(23,564)	(19,994)
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	(130,810)	(129,752)	(136,765)
Disposal Group, Including Discontinued Operation, General and Administrative Expense	(24,196)	(15,075)	(11,714)
Disposal Group, Including Discontinued Operation, Gain (Loss) on Sale of Assets and Asset Impairment Charges	0	(51,000)	13,564
Disposal Group, Including Discounted Operation, Restructuring Charge	(3,223)	0	(3,690)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	269,766	244,381	313,219
Disposal Group, Including Discontinued Operation, Interest Expense	(122,561)	(136,572)	(167,661)
Disposal Group, Including Discontinued Operation, Interest Income	5,945	6,903	4,400
Disposal Group, Including Discontinued Operation, Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	8,524	(33,334)	(13,361)
Disposal Group, Including Discontinued Operation, Income (Loss) from Equity Method Investments	115,399	72,233	58,819
Disposal Group, Including Discontinued Operation, Foreign Currency Transaction Gain (Loss), before Tax	7,344	(18,373)	(10,051)
Disposal Group, Including Discontinued Operation, Other Nonoperating (Expense)	(3,566)	(16,523)	(2,008)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax	280,851	118,715	183,357
Disposal Group, Including Discontinued Operation, Income Tax Expense (Benefit)	(6,756)	(3,429)	(7,636)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	110,477	46,816	61,984
Income from discontinued operations (note 23)	$ 274,095	$ 115,286	$ 175,721